Annual Fund Operating Expenses - SA JPMorgan Emerging Markets Portfolio	May 01, 2021
Class 1
Operating Expenses:
Management Fees	1.12%
Service (12b-1) Fees	none
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	1.19%
Fee Waivers and/or Expense Reimbursements	0.12%	[1]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.07%	[1]
Class 2
Operating Expenses:
Management Fees	1.12%
Service (12b-1) Fees	0.15%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	1.34%
Fee Waivers and/or Expense Reimbursements	0.12%	[1]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.22%	[1]
Class 3
Operating Expenses:
Management Fees	1.12%
Service (12b-1) Fees	0.25%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	1.44%
Fee Waivers and/or Expense Reimbursements	0.12%	[1]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.32%	[1]

[1]	Pursuant to an Amended and Restated Advisory Fee Waiver Agreement, effective through April 30, 2022, SunAmerica Asset Management, LLC (“SunAmerica”) is contractually obligated to waive its advisory fee with respect to the Portfolio so that the advisory fee payable by the Portfolio to SunAmerica equals 1.00% of average daily net assets. This agreement will continue in effect through April 30, 2022 and year to year thereafter, unless terminated by the Board of Trustees of SunAmerica Series Trust (the “Trust”), including a majority of the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.